April 24, 2007

United States
Securities and Exchange Commission
Washington, D.C. 20549

Attn: Howard Efron
Staff Accountant

Re: Hotel Outsource Management International, Inc.
Item 4.01 Form 8-K
Filed April 16, 2007
File No. 000-50306

Dear Mr. Efron:

We are in receipt of your letter dated April 23, 2007, and wish to respond as follows:

1.	An updated Exhibit 16 letter has been filed with the Form 8-K/A;
2.	The Form 8-K/A has been revised to comply with Regulation S-K Item 304(a)(1)(ii) so that Item 4.01(a)(v) refers to the fiscal years ended December 31, 2005 and December 31, 2004;
3.
The Form 8-K/A has been revised to comply with Regulation S-K Item 304(a)(1)(iv) so that Item 4.01(a)(ii) and (iv) of the Form 8-K/A have been combined and now refer to all subsequent interim periods through April 12, 2007.

Further we acknowledge the following:

•	Hotel Outsource Management International, Inc. is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•
Hotel Outsource Management International, Inc. may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Thank you.

Very truly yours,

/s/Jacob Ronnel
Jacob Ronnel
President
Hotel Outsource Management International, Inc.